LEASES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Total lease cost	$ 21,831	$ 305,680	$ 45,009	$ 465,500	$ 585,015	$ 495,272
General and Administrative Expense [Member]
Total lease cost	21,831	305,680	45,009	465,500	585,015	495,272
Depreciation and Amortization [Member]
Total lease cost
Interest Expense [Member]
Total lease cost
Minimum [Member]
Remaining lease term	1 year		1 year		1 year
Lease, discount rate	10.00%		10.00%		10.00%
Maximum [Member]
Remaining lease term	10 years		10 years		10 years
Lease, discount rate	12.00%		12.00%		12.00%